Offerings - Offering: 1	Sep. 23, 2025 USD ($)
Offering:
Amount Registered	15,000,000
Proposed Maximum Offering Price per Unit	0.6
Maximum Aggregate Offering Price	$ 9,000,000
Offering Note

(1)  Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers any additional number of shares of common stock issuable upon stock splits, stock dividends or other distribution, recapitalization or similar events with respect to the shares of Class A common stock being registered pursuant to this registration statement.

(2)  Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, and based on the average of the high and low sales price per share of the registrant's Class A common stock on the New York Stock Exchange on September 16, 2025.

(3)  Represents shares of common stock available for future issuance under the Karbon-X 2024 Employee, Director, Officer and Consultant Stock Option Plan, as amended (the "Option Plan"), which number consists of 15,000,000 shares of common stock that may become issuable upon the exercise of options under the Option Plan.

(4)  Represents shares of common stock available for future issuance under the Karbon-X Employee, Director, Officer and Consultant Stock Grant Plan, as amended (the "Grant Plan"), which number consists of 5,000,000 shares of common stock that may become issuable under the Grant Plan.